Shareholder Report, Holdings (Details)	Oct. 31, 2024
Conservative Allocation Fund Class A | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Conservative Allocation Fund Class A | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Conservative Allocation Fund Class A | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Conservative Allocation Fund Class A | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Conservative Allocation Fund Class A | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Conservative Allocation Fund Class A | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Conservative Allocation Fund Class A | Janus Henderson Mortgage Backed Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund Class A | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Conservative Allocation Fund Class A | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class A | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Conservative Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Conservative Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Conservative Allocation Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Conservative Allocation Fund Class C | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Conservative Allocation Fund Class C | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Conservative Allocation Fund Class C | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Conservative Allocation Fund Class C | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Conservative Allocation Fund Class C | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Conservative Allocation Fund Class C | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Conservative Allocation Fund Class C | Janus Henderson Mortgage Backed Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund Class C | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Conservative Allocation Fund Class C | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class C | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
Conservative Allocation Fund Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Conservative Allocation Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Conservative Allocation Fund Class C | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Moderate Allocation Fund Class A | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Moderate Allocation Fund Class A | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Allocation Fund Class A | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Moderate Allocation Fund Class A | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderate Allocation Fund Class A | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Moderate Allocation Fund Class A | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Moderate Allocation Fund Class A | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderate Allocation Fund Class A | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderate Allocation Fund Class A | I Shares M S C I Emerging Markets Asia E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Moderate Allocation Fund Class A | Franklin F T S E Japan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Moderate Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Moderate Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderate Allocation Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Moderate Allocation Fund Class C | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Moderate Allocation Fund Class C | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Moderate Allocation Fund Class C | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Moderate Allocation Fund Class C | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderate Allocation Fund Class C | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Moderate Allocation Fund Class C | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Moderate Allocation Fund Class C | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderate Allocation Fund Class C | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderate Allocation Fund Class C | I Shares M S C I Emerging Markets Asia E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Moderate Allocation Fund Class C | Franklin F T S E Japan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Allocation Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Moderate Allocation Fund Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Moderate Allocation Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderate Allocation Fund Class C | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Aggressive Allocation Fund Class A | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class A | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aggressive Allocation Fund Class A | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aggressive Allocation Fund Class A | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Aggressive Allocation Fund Class A | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Aggressive Allocation Fund Class A | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Aggressive Allocation Fund Class A | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Aggressive Allocation Fund Class A | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Allocation Fund Class A | I Shares M S C I Emerging Markets Asia E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Aggressive Allocation Fund Class A | Franklin F T S E Japan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aggressive Allocation Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Aggressive Allocation Fund Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Aggressive Allocation Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Aggressive Allocation Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
Aggressive Allocation Fund Class C | Madison Core Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class C | Schwab Intermediate Term U S Treasury E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aggressive Allocation Fund Class C | Madison Investors Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Aggressive Allocation Fund Class C | Distillate U S Fundamental Stability And Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Aggressive Allocation Fund Class C | Invesco S And P500 Quality E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Aggressive Allocation Fund Class C | I Shares Treasury Floating Rate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Aggressive Allocation Fund Class C | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Aggressive Allocation Fund Class C | Vanguard F T S E Europe E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Allocation Fund Class C | I Shares M S C I Emerging Markets Asia E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Aggressive Allocation Fund Class C | Franklin F T S E Japan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aggressive Allocation Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Aggressive Allocation Fund Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Aggressive Allocation Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Aggressive Allocation Fund Class C | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
Diversified Income Fund Class A | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diversified Income Fund Class A | Janus Henderson Mortgage Backed Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Diversified Income Fund Class A | Madison Covered Call E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Diversified Income Fund Class A | Madison Short Term Strategic Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Diversified Income Fund Class A | Madison Dividend Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Diversified Income Fund Class A | Madison Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diversified Income Fund Class A | Vanguard Dividend Appreciation E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diversified Income Fund Class A | Global X M L P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diversified Income Fund Class A | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Diversified Income Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Income Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diversified Income Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class C | I Shares Aaa A Rated Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Diversified Income Fund Class C | Janus Henderson Mortgage Backed Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Diversified Income Fund Class C | Vanguard Information Technology E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diversified Income Fund Class C | Madison Covered Call E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Diversified Income Fund Class C | Madison Short Term Strategic Income E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Diversified Income Fund Class C | Madison Dividend Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Diversified Income Fund Class C | Madison Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diversified Income Fund Class C | Global X M L P E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Diversified Income Fund Class C | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class C | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Diversified Income Fund Class C | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Diversified Income Fund Class C | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Diversified Income Fund Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Tax-Free Virginia Fund Class Y | Northern Virginia Transportation Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Tax-Free Virginia Fund Class Y | Countyof Arlington [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Tax-Free Virginia Fund Class Y | James City County Economic Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tax-Free Virginia Fund Class Y | Metropolitan Washington Airports Authority Aviation Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Tax-Free Virginia Fund Class Y | Loudoun County Economic Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free Virginia Fund Class Y | Cityof Norfolk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free Virginia Fund Class Y | Hampton Roads Transportation Accountability Commission [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tax-Free Virginia Fund Class Y | Greater Richmond Convention Center Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Tax-Free Virginia Fund Class Y | Cityof Poquoson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free Virginia Fund Class Y | Hampton Roads Sanitation District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free Virginia Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tax-Free Virginia Fund Class Y | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Tax-Free Virginia Fund Class Y | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Tax-Free Virginia Fund Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Tax-Free Virginia Fund Class Y | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Tax-Free Virginia Fund Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Tax-Free Virginia Fund Class Y | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Tax-Free Virginia Fund Class Y | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Tax-Free Virginia Fund Class Y | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free Virginia Fund Class Y | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Tax-Free Virginia Fund Class Y | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Tax-Free Virginia Fund Class Y | Otherinvestmentslessthan One Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Tax-Free National Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tax-Free National Fund Class Y | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Tax-Free National Fund Class Y | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Tax-Free National Fund Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tax-Free National Fund Class Y | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Tax-Free National Fund Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Tax-Free National Fund Class Y | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tax-Free National Fund Class Y | Countyof Mobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Tax-Free National Fund Class Y | Cityof Burlington [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tax-Free National Fund Class Y | Cook County School District No 111 Burbank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tax-Free National Fund Class Y | Vanderburgh County Redevelopment District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tax-Free National Fund Class Y | Idaho Health Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tax-Free National Fund Class Y | Medical Center Educational Building Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Tax-Free National Fund Class Y | Southampton County Industrial Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Tax-Free National Fund Class Y | West Virginia Economic Development Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Tax-Free National Fund Class Y | Eastern Kentucky University [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tax-Free National Fund Class Y | Cityof Hialeah Utility System [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Tax-Free National Fund Class Y | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Tax-Free National Fund Class Y | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Tax-Free National Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tax-Free National Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Tax-Free National Fund Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
High Quality Bond Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
High Quality Bond Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
High Quality Bond Fund Class Y | U S Treasury Notes One [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
High Quality Bond Fund Class Y | U S Treasury Notes Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class Y | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class Y | U S Treasury Notes Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class Y | U S Treasury Notes Four [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class Y | U S Treasury Notes Five [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class Y | U S Treasury Notes Six [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class Y | U S Treasury Notes Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class Y | U S Treasury Notes Eight [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class Y | U S Treasury Notes Nine [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class Y | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
High Quality Bond Fund Class Y | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
High Quality Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
High Quality Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
High Quality Bond Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
High Quality Bond Fund Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Quality Bond Fund Class I | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
High Quality Bond Fund Class I | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
High Quality Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
High Quality Bond Fund Class I | U S Treasury Notes 4875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
High Quality Bond Fund Class I | U S Treasury Notes 3625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
High Quality Bond Fund Class I | U S Treasury Notes 4000 Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class I | U S Treasury Notes 3875 Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class I | U S Treasury Notes 3875 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
High Quality Bond Fund Class I | U S Treasury Notes 4000 One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class I | U S Treasury Notes 4000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class I | U S Treasury Notes 3875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
High Quality Bond Fund Class I | U S Treasury Notes 3250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Core Bond Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Core Bond Fund Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Core Bond Fund Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Fund Class A | U S Treasury Notes One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class A | U S Treasury Notes Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class A | U S Treasury Notes Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class A | U S Treasury Notes Four [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class A | U S Treasury Notes Five [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class A | U S Treasury Notes Six [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class A | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Core Bond Fund Class A | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Core Bond Fund Class A | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Fund Class A | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class A | U S Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class A | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Core Bond Fund Class A | Other Assetsand Liailities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class Y | U S Treasury Notes 4. 000 Due 022928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class Y | U S Treasury Notes 4. 625 Due 093028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class Y | U S Treasury Notes 2. 625 Due 021529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class Y | U S Treasury Notes 3. 875 Due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | U S Treasury Bonds 3. 750 Due 081541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class Y | U S Treasury Notes 4. 000 Due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class Y | Federal National Mortgage Association 5. 000 Due 120152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class Y | Federal Home Loan Mortgage Corp 2. 500 Due 010152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class Y | U S Treasury Notes 2. 875 Due 051528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class Y | U S Treasury Notes 4. 375 Due 051534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class Y | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Core Bond Fund Class Y | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Core Bond Fund Class Y | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Fund Class Y | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Core Bond Fund Class Y | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Core Bond Fund Class Y | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Fund Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Core Bond Fund Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | U S Treasury Notes One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Fund Class I | U S Treasury Notes Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Fund Class I | U S Treasury Notes Three [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Fund Class I | U S Treasury Notes Four [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | U S Treasury Bonds One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Fund Class I | U S Treasury Notes Five [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U S Treasury Notes Six [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U S Treasury Notes Seven [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Core Bond Fund Class I | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Core Bond Fund Class I | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Class R6 | U S Treasury Notes 4. 000 Due 022928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Core Bond Class R6 | U S Treasury Notes 4. 625 Due 093028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Core Bond Class R6 | U S Treasury Notes 2. 625 Due 021529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Core Bond Class R6 | U S Treasury Notes 3. 875 Due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Class R6 | U S Treasury Bonds 3. 750 Due 081541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Core Bond Class R6 | U S Treasury Notes 4. 000 Due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Core Bond Class R6 | Federal National Mortgage Association 5. 000 Due 120152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Class R6 | Federal Home Loan Mortgage Corp 2. 500 Due 010152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Class R6 | U S Treasury Notes 2. 875 Due 051528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Class R6 | U S Treasury Notes 4. 375 Due 051534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Core Bond Class R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Class R6 | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Core Bond Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Core Bond Class R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Class R6 | U S Governmentand Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Core Bond Class R6 | Corporate Notesand Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Core Bond Class R6 | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Core Bond Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Covered Call & Equity Income Fund Class A | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Covered Call & Equity Income Fund Class A | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class A | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class A | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class A | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class A | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class A | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Covered Call & Equity Income Fund Class A | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Covered Call & Equity Income Fund Class A | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Covered Call & Equity Income Fund Class A | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Covered Call & Equity Income Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Covered Call & Equity Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Covered Call & Equity Income Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class A | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Covered Call & Equity Income Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Covered Call & Equity Income Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Covered Call & Equity Income Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Covered Call & Equity Income Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class A | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class A | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Covered Call & Equity Income Fund Class C | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Covered Call & Equity Income Fund Class C | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class C | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class C | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class C | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class C | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class C | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Covered Call & Equity Income Fund Class C | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Covered Call & Equity Income Fund Class C | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Covered Call & Equity Income Fund Class C | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class C | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Covered Call & Equity Income Fund Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Covered Call & Equity Income Fund Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Covered Call & Equity Income Fund Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class C | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Covered Call & Equity Income Fund Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Covered Call & Equity Income Fund Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Covered Call & Equity Income Fund Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Covered Call & Equity Income Fund Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class C | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class C | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Covered Call & Equity Income Fund Class Y | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Covered Call & Equity Income Fund Class Y | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class Y | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class Y | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class Y | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class Y | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class Y | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Covered Call & Equity Income Fund Class Y | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Covered Call & Equity Income Fund Class Y | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Covered Call & Equity Income Fund Class Y | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Covered Call & Equity Income Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Covered Call & Equity Income Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Covered Call & Equity Income Fund Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class Y | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Covered Call & Equity Income Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Covered Call & Equity Income Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Covered Call & Equity Income Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Covered Call & Equity Income Fund Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class Y | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class Y | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Covered Call & Equity Income Fund Class I | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Covered Call & Equity Income Fund Class I | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class I | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class I | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class I | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class I | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class I | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Covered Call & Equity Income Fund Class I | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Covered Call & Equity Income Fund Class I | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Covered Call & Equity Income Fund Class I | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Covered Call & Equity Income Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Covered Call & Equity Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Covered Call & Equity Income Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class I | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Covered Call & Equity Income Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Covered Call & Equity Income Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Covered Call & Equity Income Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Covered Call & Equity Income Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class I | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class I | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Covered Call & Equity Income Fund Class R6 | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Covered Call & Equity Income Fund Class R6 | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class R6 | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class R6 | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class R6 | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class R6 | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Covered Call & Equity Income Fund Class R6 | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Covered Call & Equity Income Fund Class R6 | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Covered Call & Equity Income Fund Class R6 | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Covered Call & Equity Income Fund Class R6 | A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Covered Call & Equity Income Fund Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Covered Call & Equity Income Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Covered Call & Equity Income Fund Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class R6 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Covered Call & Equity Income Fund Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Covered Call & Equity Income Fund Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Covered Call & Equity Income Fund Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Covered Call & Equity Income Fund Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Covered Call & Equity Income Fund Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Covered Call & Equity Income Fund Class R6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Covered Call & Equity Income Fund Class R6 | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Covered Call & Equity Income Fund Class R6 | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Dividend Income Fund Class A | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class A | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class A | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class A | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class A | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class A | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dividend Income Fund Class A | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class A | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class A | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Dividend Income Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class A | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dividend Income Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Dividend Income Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dividend Income Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dividend Income Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dividend Income Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dividend Income Fund Class A | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dividend Income Fund Class Y | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class Y | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class Y | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class Y | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class Y | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class Y | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class Y | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dividend Income Fund Class Y | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class Y | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class Y | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Dividend Income Fund Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class Y | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dividend Income Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Dividend Income Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dividend Income Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dividend Income Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dividend Income Fund Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dividend Income Fund Class Y | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dividend Income Fund Class I | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class I | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class I | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class I | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class I | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Class I | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dividend Income Fund Class I | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Class I | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Class I | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Dividend Income Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Class I | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dividend Income Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Dividend Income Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dividend Income Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dividend Income Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dividend Income Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dividend Income Fund Class I | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dividend Income Fund Cass R6 | Medtronic P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Cass R6 | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Cass R6 | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dividend Income Fund Cass R6 | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Cass R6 | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Cass R6 | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dividend Income Fund Cass R6 | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dividend Income Fund Cass R6 | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dividend Income Fund Cass R6 | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dividend Income Fund Cass R6 | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Cass R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Dividend Income Fund Cass R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Dividend Income Fund Cass R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Dividend Income Fund Cass R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dividend Income Fund Cass R6 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dividend Income Fund Cass R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Dividend Income Fund Cass R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Dividend Income Fund Cass R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dividend Income Fund Cass R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dividend Income Fund Cass R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dividend Income Fund Cass R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dividend Income Fund Cass R6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dividend Income Fund Cass R6 | Equity Real Estate Investment Trusts R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investors Fund Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investors Fund Class A | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investors Fund Class A | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investors Fund Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investors Fund Class A | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investors Fund Class A | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class A | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class A | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investors Fund Class A | Alcon A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investors Fund Class A | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investors Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investors Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Investors Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Investors Fund Class A | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investors Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investors Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Investors Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investors Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investors Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Investors Fund Class Y | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investors Fund Class Y | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investors Fund Class Y | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investors Fund Class Y | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investors Fund Class Y | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investors Fund Class Y | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class Y | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class Y | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investors Fund Class Y | Alcon A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investors Fund Class Y | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investors Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investors Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Investors Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Investors Fund Class Y | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investors Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investors Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Investors Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investors Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investors Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Investors Fund Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investors Fund Class I | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investors Fund Class I | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investors Fund Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investors Fund Class I | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investors Fund Class I | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class I | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class I | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investors Fund Class I | Alcon A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investors Fund Class I | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investors Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investors Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Investors Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Investors Fund Class I | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investors Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investors Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Investors Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investors Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investors Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Investors Fund Class R6 | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investors Fund Class R6 | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investors Fund Class R6 | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investors Fund Class R6 | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investors Fund Class R6 | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investors Fund Class R6 | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class R6 | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investors Fund Class R6 | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investors Fund Class R6 | Alcon A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investors Fund Class R6 | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investors Fund Class R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investors Fund Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Investors Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Investors Fund Class R6 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investors Fund Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investors Fund Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Investors Fund Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investors Fund Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investors Fund Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Sustainable Equity Fund Class Y | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sustainable Equity Fund Class Y | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class Y | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sustainable Equity Fund Class Y | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Sustainable Equity Fund Class Y | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class Y | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sustainable Equity Fund Class Y | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sustainable Equity Fund Class Y | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sustainable Equity Fund Class Y | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sustainable Equity Fund Class Y | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sustainable Equity Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Sustainable Equity Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Sustainable Equity Fund Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sustainable Equity Fund Class Y | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Sustainable Equity Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Sustainable Equity Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sustainable Equity Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Sustainable Equity Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Sustainable Equity Fund Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sustainable Equity Fund Class I | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sustainable Equity Fund Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sustainable Equity Fund Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Sustainable Equity Fund Class I | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class I | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sustainable Equity Fund Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sustainable Equity Fund Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sustainable Equity Fund Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sustainable Equity Fund Class I | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sustainable Equity Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
Sustainable Equity Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Sustainable Equity Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Sustainable Equity Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sustainable Equity Fund Class I | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Sustainable Equity Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Sustainable Equity Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sustainable Equity Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Sustainable Equity Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Sustainable Equity Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Sustainable Equity Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mid Cap Fund Class A | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Mid Cap Fund Class A | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class A | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Mid Cap Fund Class A | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class A | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mid Cap Fund Class A | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class A | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class A | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class A | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Mid Cap Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Mid Cap Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Mid Cap Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Mid Cap Fund Class Y | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Mid Cap Fund Class Y | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class Y | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Mid Cap Fund Class Y | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class Y | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mid Cap Fund Class Y | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class Y | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class Y | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class Y | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class Y | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Mid Cap Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Mid Cap Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Mid Cap Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Mid Cap Fund Class I | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Mid Cap Fund Class I | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class I | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Mid Cap Fund Class I | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class I | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mid Cap Fund Class I | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class I | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class I | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class I | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class I | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Mid Cap Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Mid Cap Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Mid Cap Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Mid Cap Fund Class R6 | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Mid Cap Fund Class R6 | P A C C A R Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class R6 | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Mid Cap Fund Class R6 | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class R6 | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mid Cap Fund Class R6 | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund Class R6 | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Fund Class R6 | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class R6 | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund Class R6 | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Mid Cap Fund Class R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Mid Cap Fund Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mid Cap Fund Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mid Cap Fund Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Mid Cap Fund Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mid Cap Fund Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mid Cap Fund Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Small Cap Fund Class A | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class A | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class A | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class A | One Spa World Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class A | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class A | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class A | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class A | Scotts Miracle Gro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class A | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class A | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Small Cap Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Small Cap Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Small Cap Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Small Cap Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Small Cap Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class Y | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class Y | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class Y | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class Y | One Spa World Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class Y | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class Y | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class Y | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class Y | Scotts Miracle Gro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class Y | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class Y | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Small Cap Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Small Cap Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Small Cap Fund Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Small Cap Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Small Cap Fund Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class I | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class I | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class I | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class I | One Spa World Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class I | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class I | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class I | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class I | Scotts Miracle Gro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class I | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class I | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Small Cap Fund Class I | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Small Cap Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Small Cap Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Small Cap Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Small Cap Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class R6 | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class R6 | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class R6 | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Small Cap Fund Class R6 | One Spa World Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Small Cap Fund Class R6 | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class R6 | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund Class R6 | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund Class R6 | Scotts Miracle Gro Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Small Cap Fund Class R6 | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class R6 | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Small Cap Fund Class R6 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Small Cap Fund Class R6 | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Small Cap Fund Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Small Cap Fund Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Small Cap Fund Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Fund Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Small Cap Fund Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Small Cap Fund Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Small Cap Fund Class R6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
International Stock Fund Class A | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Stock Fund Class A | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Stock Fund Class A | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class A | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class A | Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class A | Airbus S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Stock Fund Class A | Astra Zeneca P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Stock Fund Class A | Kerry Group P L C Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class A | A I A Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class A | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class A | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Stock Fund Class A | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
International Stock Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Stock Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
International Stock Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
International Stock Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Stock Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
International Stock Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
International Stock Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Stock Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
International Stock Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
International Stock Fund Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
International Stock Fund Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%
International Stock Fund Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Stock Fund Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Stock Fund Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Stock Fund Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Stock Fund Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Stock Fund Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Stock Fund Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Stock Fund Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Stock Fund Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Stock Fund Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Stock Fund Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
International Stock Fund Class A | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.70%
International Stock Fund Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
International Stock Fund Class A | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
International Stock Fund Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class Y | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Stock Fund Class Y | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Stock Fund Class Y | H D F C Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class Y | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class Y | Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
International Stock Fund Class Y | Airbus S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Stock Fund Class Y | Astra Zeneca P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Stock Fund Class Y | Kerry Group P L C Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class Y | A I A Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class Y | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class Y | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Stock Fund Class Y | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
International Stock Fund Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Stock Fund Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
International Stock Fund Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
International Stock Fund Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
International Stock Fund Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
International Stock Fund Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
International Stock Fund Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Stock Fund Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
International Stock Fund Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
International Stock Fund Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
International Stock Fund Class Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%
International Stock Fund Class Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Stock Fund Class Y | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Stock Fund Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Stock Fund Class Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Stock Fund Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Stock Fund Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
International Stock Fund Class Y | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Stock Fund Class Y | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Stock Fund Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Stock Fund Class Y | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class Y | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Stock Fund Class Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Stock Fund Class Y | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
International Stock Fund Class Y | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.70%
International Stock Fund Class Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
International Stock Fund Class Y | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
International Stock Fund Class Y | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Stock Fund Class Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%